Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000008922 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008922 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008922 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008922 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008922 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008922 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008922 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008922 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008922 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008922 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000008922 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008922 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008922 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000008922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000008922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008922 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008922 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000008922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008922 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008922 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153950 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153950 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153950 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153950 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153950 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153950 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153950 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153950 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153950 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153950 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000153950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000153950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000153950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000153950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000153950 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000153950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153950 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153951 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153951 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153951 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153951 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153951 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153951 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153951 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153951 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153951 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153951 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000153951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000153951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000153951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000153951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000153951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000153951 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153951 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100846 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000100846 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100846 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100846 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100846 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100846 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100846 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000100846 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000100846 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100846 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000100846 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100846 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000100846 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100846 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000100846 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000100846 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000100846 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000100846 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100846 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100846 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153970 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153970 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153970 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153970 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153970 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153970 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153970 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000153970 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153970 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153970 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000153970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000153970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000153970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000153970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000153970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153970 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153971 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153971 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153971 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153971 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153971 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153971 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153971 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000153971 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153971 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153971 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000153971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000153971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000153971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000153971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000153971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153971 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100841 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000100841 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100841 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100841 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100841 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100841 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100841 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000100841 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000100841 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100841 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000100841 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100841 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000100841 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100841 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000100841 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000100841 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000100841 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000100841 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100841 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100841 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100842 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000100842 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100842 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100842 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100842 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100842 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100842 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000100842 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000100842 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100842 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000100842 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100842 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000100842 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100842 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000100842 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000100842 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000100842 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000100842 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100842 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100842 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100843 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000100843 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100843 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100843 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100843 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100843 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100843 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000100843 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000100843 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100843 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000100843 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100843 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000100843 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100843 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000100843 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000100843 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000100843 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000100843 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100843 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100843 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000107909 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107909 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107909 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107909 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107909 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107909 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107909 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000107909 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107909 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107909 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000107909 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107909 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107909 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000107909 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107909 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107909 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107909 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107909 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107909 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107909 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107909 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000107909 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000107909 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000107910 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107910 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107910 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107910 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107910 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107910 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107910 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000107910 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107910 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107910 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000107910 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107910 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107910 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000107910 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107910 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107910 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107910 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107910 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107910 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107910 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107910 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000107910 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000107910 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000107911 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107911 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107911 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107911 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107911 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107911 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107911 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000107911 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107911 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107911 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000107911 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107911 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107911 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000107911 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107911 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107911 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107911 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107911 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107911 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107911 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107911 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000107911 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000107911 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000152692 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152692 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152692 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152692 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152692 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152692 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152692 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152692 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152692 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152692 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152692 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152692 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000152692 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152692 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152692 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000152692 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152692 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000152692 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152692 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152692 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152692 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152692 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152692 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000152692 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152692 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152692 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000152692 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152692 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152692 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152692 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152692 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152692 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152692 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152690 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152690 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152690 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152690 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152690 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152690 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152690 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152690 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152690 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152690 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152690 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152690 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000152690 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152690 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152690 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000152690 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152690 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000152690 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152690 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152690 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152690 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152690 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152690 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000152690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000152690 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152690 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152690 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152690 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152690 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152690 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152690 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152691 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152691 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152691 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152691 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152691 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152691 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152691 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152691 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152691 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152691 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152691 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000152691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000152691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000152691 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152691 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000152691 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152691 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152691 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000152691 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152691 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152691 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152691 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152691 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152691 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152691 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107913 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107913 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000107913 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107913 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000107913 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107913 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107913 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000107913 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107913 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107913 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107913 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107913 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107913 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107913 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107913 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000107913 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000107913 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000113522 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113522 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113522 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000113522 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000113522 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000113522 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000113522 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000113522 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113522 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113522 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000113522 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113522 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113522 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000113522 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113522 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113522 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113522 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113522 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113522 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113522 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113522 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113522 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000113522 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000107912 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107912 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107912 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107912 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107912 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107912 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107912 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000107912 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107912 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107912 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000107912 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107912 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107912 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000107912 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107912 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107912 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107912 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107912 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107912 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107912 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107912 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000107912 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000107912 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000127063 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127063 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127063 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127063 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127063 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127063 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127063 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127063 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127063 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127063 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127063 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000127063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000127063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000127063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000127063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000127063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000127063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127063 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000127063 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000127063 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000127063 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000127063 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127063 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127063 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127063 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127063 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000127063 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127063 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152689 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152689 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152689 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152689 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152689 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152689 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152689 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152689 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152689 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152689 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152689 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000152689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000152689 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152689 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000152689 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152689 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152689 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000152689 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152689 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152689 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000152689 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152689 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152689 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152689 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152689 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152689 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152689 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127064 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127064 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127064 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127064 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127064 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127064 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127064 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127064 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127064 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127064 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000127064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000127064 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000127064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000127064 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000127064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000127064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127064 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127064 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000127064 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000127064 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000127064 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000127064 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127064 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127064 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127064 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127064 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000127064 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127064 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127065 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127065 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127065 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127065 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127065 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127065 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127065 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127065 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127065 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127065 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127065 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000127065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000127065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000127065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000127065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000127065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000127065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127065 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000127065 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000127065 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000127065 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000127065 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127065 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127065 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127065 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127065 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000127065 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127065 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%